Acquisitions and disposals of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Impact of Acquisitions and Disposals on Consolidated Statements
The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for the six-month
periods ended 30 June 2020 and 30 June 2019:

Million US dollar	2020 Acquisitions	2019 Acquisitions	2020 Disposals	2019 Disposals
Non-current assets
Property, plant and equipment	3	26	—	—
Intangible assets	14	307	—	(15)
Current assets
Inventories	5	39	—	—
Trade and other receivables	3	12	—	—
Cash and cash equivalents	—	40	—	—
Non-current liabilities
Interest-bearing loans and borrowings	(1)	(4)	—	—
Trade and other payables	(24)	—	—
Deferred tax liabilities	—	(49)	—	4
Current liabilities
Interest-bearing loans and borrowings	(1)	(2)	—	—
Trade and other payables	(5)	(47)	—	—

Net identifiable assets and liabilities	(6)	322	—	(11)
Non-controlling interest	—	(62)	—	—
Goodwill on acquisitions and goodwill disposed of	73	389	—	(15)
Loss/(gain) on disposal	—	—	—	(13)
Consideration to be (paid)/received	(8)	(348)	—	—
Net cash paid on prior years acquisitions/(disposals)	145	81	—	(53)

Consideration paid/(received)	204	382	—	(92)
Cash (acquired)/disposed of	—	(40)	—	—

Net cash outflow / (inflow)	204	342	—	(92)
Net cash outflow / (inflow) on continuing operations	204	337	—	(92)
Net cash outflow / (inflow) on discontinued operations	—	5	—	—